Note 13: Loans Payable: Convertible Promissory Notes (cpn) (Details) (USD $)	Nov. 30, 2013
CPN4Member
Convertible Promissory Note	$ 65,655
CPN accrued interest	12,247
CPN#4A
Convertible Promissory Note	23,505
CPN accrued interest	7,682
CPN5Member
Convertible Promissory Note	62,000
CPN accrued interest	6,200
CPN6Member
Convertible Promissory Note	100,000
CPN accrued interest	14,356
CPN9Member
Convertible Promissory Note	24,920
CPN accrued interest	1,488
CPN10Member
Convertible Promissory Note	42,500
CPN accrued interest	1,872
CPN11Member
Convertible Promissory Note	37,750
CPN accrued interest	1,531
CPN#12
Convertible Promissory Note	58,889
CPN accrued interest	(772)
CPN#13
Convertible Promissory Note	32,500
CPN accrued interest	1,076
CPN#14
Convertible Promissory Note	15,000
CPN accrued interest	398
CPN#15
Convertible Promissory Note	32,500
CPN accrued interest	563
CPN#16
Convertible Promissory Note	27,500
CPN accrued interest	$ 271